Document and Entity Information	Sep. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2025
Entity File Number	333-288044
Entity Registrant Name	Seneca Bancorp, Inc.
Entity Central Index Key	0002072421
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	39-4029114
Entity Address, Address Line One	35 OSWEGO STREET
Entity Address, City or Town	BALDWINSVILLE
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13027
City Area Code	315
Local Phone Number	638-0233
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	N/A
No Trading Symbol Flag	true